CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 20 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, less intercompany transactions. In addition, certain customers had outstanding accounts receivables that individually represented 10% or more of the Company’s total outstanding accounts receivables, less intercompany transactions, but before receivable allowances. These customers are as follows:

In the accompanying Consolidated Statements of Loss, for the three months ending June 30, 2020, one customer individually represented 12% or more of the Company’s total revenue, less intercompany transactions; and, in the accompanying Consolidated Balance Sheet at June 30, 2020, two customers accounted for approximately 37%, or $39,486, of the outstanding accounts receivable of $115,205, less intercompany transactions of approximately $9,368, but before receivable allowances. In the accompanying Consolidated Statements of Loss for the three months ending June 30, 2019, no customers individually represented 10% or more of the Company’s total revenue, less intercompany transaction; and in the accompanying Consolidated Balance Sheet at December 31, 2019, one customer accounted for 10% or more of the outstanding accounts receivable, less intercompany transactions of $0, but before allowances.

The raw materials used in the production of the Company’s products are obtained by the Company’s co-packers and consist primarily of materials such as the flavors, caffeine, sugars or sucralose, taurine, vitamins, CBD, and hemp seed protein contained in its beverages, the bottles in which its beverages are packaged, and the labeling on the outside of its beverages. These principal raw materials are subject to price and availability fluctuations. The Company currently relies on a few key co-packers, which in turn rely on a few key suppliers. The Company continually endeavors to have back-up co-packers, which co-packers would in turn depend on their third-party suppliers to supply certain of the flavors and concentrates that are used in the Company’s beverages. The Company is also dependent on these co-packers to negotiate arrangements with their existing suppliers that would enable the Company to obtain access to certain of such concentrates or flavor formulas under certain extraordinary circumstances. Additionally, in a limited number of cases, the Company’s co-packers may have contractual restrictions with their suppliers or the Company’s co-packers may need to obtain regulatory approvals and licenses that may limit the co-packers’ ability to enter into agreements with alternative suppliers. Contractual restrictions in the agreements the Company has with certain distributors may also limit the Company’s ability to enter into agreements with alternative distributors. The Company believes that a satisfactory supply of co-packers will continue to be available at competitive prices, although there can be no assurance in this regard. With respect to Gold Leaf’s operations, the Company continually endeavors to contract with additional beverage vendors to ensure the Company has adequate inventory. The Company believes that a satisfactory supply of vendors will continue to be available at competitive prices, although there can be no assurance in this regard.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases. For the six months ended June 30, 2020, the Company purchased 89% of the Company’s inventory from three vendors, of which $68,416 amount was due to these vendors as of June 30, 2020. For the year ended December 31, 2019, the Company purchased 86% of the Company’s inventory from two vendors, of which no amount was due to these vendors as of December 31, 2019.

NOTE 20 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, less intercompany transactions. In addition, certain customers had outstanding accounts receivables that individually represented 10% or more of the Company’s total outstanding accounts receivables, less intercompany transactions, but before receivable allowances. These customers are as follows:

In the accompanying Consolidated Statements of Loss for the year ended December 31, 2019, no customers individually represented 10% or more of the Company’s total revenue, less intercompany transactions; and in the accompanying Consolidated Balance Sheet dated December 31, 2019, one customer accounted for 16%, or $19,471, of the outstanding accounts receivable of approximately $160,400, less intercompany transactions of approximately $40,630, but before allowances for doubtful accounts. In the accompanying statement of income for the year ended December 31, 2018, one customer individually represented 16%, or $24,914, of the Company’s total revenue, less intercompany transactions; and in the accompanying Consolidated Balance Sheet dated December 31, 2018 three customers accounted for 69%, or $27,822 of the outstanding accounts receivable of $40,160, less intercompany transactions of $0, but before allowances for doubtful accounts.

The raw materials used in the production of the Company’s products are obtained by the Company’s co-packers and consist primarily of materials such as the flavors, caffeine, sugars or sucralose, taurine, vitamins, CBD, and hemp seed protein contained in its beverages, the bottles in which its beverages are packaged, and the labeling on the outside of its beverages. These principal raw materials are subject to price and availability fluctuations. The Company currently relies on a few key co-packers, which in turn rely on a few key suppliers. The Company continually endeavors to have back-up co-packers, which co-packers would in turn depend on their third-party suppliers to supply certain of the flavors and concentrates that are used in the Company’s beverages. The Company is also dependent on these co-packers to negotiate arrangements with their existing suppliers that would enable the Company to obtain access to certain of such concentrates or flavor formulas under certain extraordinary circumstances. Additionally, in a limited number of cases, the Company’s co-packers may have contractual restrictions with their suppliers or the Company’s co-packers may need to obtain regulatory approvals and licenses that may limit the co-packers’ ability to enter into agreements with alternative suppliers. Contractual restrictions in the agreements the Company has with certain distributors may also limit the Company’s ability to enter into agreements with alternative distributors. The Company believes that a satisfactory supply of co-packers will continue to be available at competitive prices, although there can be no assurance in this regard. With respect to Gold Leaf’s operations, the Company continually endeavors to contract with additional beverage vendors to ensure the Company has adequate inventory. The Company believes that a satisfactory supply of vendors will continue to be available at competitive prices, although there can be no assurance in this regard.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases. For the year ended December 31, 2019, the Company purchased 86% of the Company’s inventory from two vendors, of which no amount was due to these vendors. For the year ended December 31, 2018, the Company purchased 97% of the Company’s inventory from two vendors, of which no amount was due to these vendors.